UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen S&P 500 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 101.8%

	COMMON STOCKS – 100.0%

	Aerospace & Defense – 2.9%

9,029	Boeing Company	$3,357,885
4,586	Lockheed Martin Corporation	1,586,573
6,482	Raytheon Company	1,339,570
12,389	United Technologies Corporation, (2)	1,732,106
	Total Aerospace & Defense	8,016,134

	Air Freight & Logistics – 0.6%

15,294	United Parcel Service, Inc., Class B	1,785,575

	Airlines – 0.3%

9,086	Alaska Air Group, Inc.	625,662
7,542	JetBlue Airways Corporation, (3)	146,013
	Total Airlines	771,675

	Auto Components – 0.1%

8,062	Cooper Tire & Rubber Company	228,155

	Automobiles – 0.3%

81,119	Ford Motor Company, (2)	750,351

	Banks – 6.7%

122,906	Bank of America Corporation, (2)	3,620,811
31,389	Citigroup Inc.	2,251,847
12,885	Comerica Inc.	1,162,227
13,028	Fifth Third BanCorp.	363,742
50,044	Huntington Bancshares Inc.	746,656
52,383	JPMorgan Chase & Co.	5,910,898
34,317	Regions Financial Corporation	629,717
32,275	U.S. Bancorp	1,704,443
43,823	Wells Fargo & Company	2,303,337
	Total Banks	18,693,678

	Beverages – 2.1%

7,182	Brown-Forman Corporation	363,050
59,211	Coca-Cola Company, (2)	2,734,956
25,275	PepsiCo Inc.	2,825,745
	Total Beverages	5,923,751

	Biotechnology – 2.0%

20,383	AbbVie Inc.	1,927,824
11,823	Amgen Inc.	2,450,790
14,064	Celgene Corporation, (3)	1,258,587
	Total Biotechnology	5,637,201

	Capital Markets – 2.9%

24,052	Charles Schwab Corporation	1,182,156
8,042	CME Group Inc.	1,368,829
16,320	Federated Investors Inc.	393,638
7,714	Goldman Sachs Group, Inc.	1,729,787
13,881	Intercontinental Exchange, Inc.	1,039,548
30,608	Morgan Stanley	1,425,415
8,152	T Rowe Price Group Inc.	890,035
	Total Capital Markets	8,029,408

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	Chemicals – 2.0%

37,452	DowDuPont Inc.	$2,408,538
8,959	Eastman Chemical Company	857,555
7,316	Ecolab Inc.	1,147,002
8,384	Olin Corporation	215,301
2,213	Sherwin-Williams Company	1,007,380
	Total Chemicals	5,635,776

	Communications Equipment – 1.9%

79,492	Cisco Systems, Inc., (2)	3,867,286
2,038	F5 Networks, Inc., (3)	406,418
8,400	Motorola Solutions Inc.	1,093,176
	Total Communications Equipment	5,366,880

	Consumer Finance – 0.6%

15,667	American Express Company	1,668,379

	Containers & Packaging – 0.5%

9,305	Avery Dennison Corporation	1,008,197
10,192	International Paper Company	500,937
	Total Containers & Packaging	1,509,134

	Diversified Financial Services – 1.4%

18,344	Berkshire Hathaway Inc., (3)	3,927,634

	Diversified Telecommunication Services – 1.8%

76,842	AT&T Inc., (2)	2,580,354
44,842	Verizon Communications Inc., (2)	2,394,114
	Total Diversified Telecommunication Services	4,974,468

	Electric Utilities – 0.7%

15,287	Duke Energy Corporation	1,223,266
3,596	Evergy Inc.	197,492
2,956	IDACorp Inc.	293,324
6,523	PNM Resources Inc.	257,332
	Total Electric Utilities	1,971,414

	Electrical Equipment – 1.1%

6,727	Eaton Corporation PLC	583,433
10,294	Emerson Electric Co	788,315
9,734	nVent Electric PLC	264,375
6,930	Rockwell Automation Inc.	1,299,514
	Total Electrical Equipment	2,935,637

	Electronic Equipment, Instruments & Components – 0.5%

36,145	Corning Inc.	1,275,919

	Energy Equipment & Services – 0.5%

6,931	Diamond Offshore Drilling Inc., (3)	138,620
17,021	Ensco PLC	143,657
18,351	Schlumberger Ltd	1,117,943
7,543	Superior Energy Services Inc.	73,469
	Total Energy Equipment & Services	1,473,689

	Equity Real Estate Investment Trusts – 1.0%

4,587	Corporate Office Properties Trust	136,830
2,039	CyrusOne Inc.	129,273
4,587	Douglas Emmett Inc.	173,022
2,956	EPR Properties	202,220
5,198	Healthcare Realty Trust Inc.	152,093
3,669	JBG SMITH Properties	135,129
1,733	Life Storage Inc.	164,912

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts (continued)

3,873	National Retail Properties Inc.	$173,588
3,742	Prologis Inc.	253,670
13,861	Sabra Health Care REIT Inc.	320,466
9,988	Tanger Factory Outlet Centers Inc.	228,525
3,466	Taubman Centers Inc.	207,371
3,669	Uniti Group Inc.	73,930
6,319	Urban Edge Properties	139,524
19,467	Washington Prime Group Inc.	142,109
8,969	Weingarten Realty Investors	266,917
	Total Equity Real Estate Investment Trusts	2,899,579

	Food & Staples Retailing – 0.5%

15,899	Walmart Inc.	1,493,075

	Food Products – 0.5%

14,268	Archer-Daniels-Midland Co	717,252
17,966	Conagra Brands Inc.	610,305
	Total Food Products	1,327,557

	Health Care Equipment & Supplies – 2.7%

27,600	Abbott Laboratories	2,024,736
42,042	Boston Scientific Corporation, (2), (3)	1,618,617
2,587	Intuitive Surgical Inc., (3)	1,484,938
25,478	Medtronic PLC	2,506,271
	Total Health Care Equipment & Supplies	7,634,562

	Health Care Providers & Services – 3.8%

1,631	Acadia Healthcare Company Inc., (3)	57,411
9,435	Aetna Inc.	1,913,890
4,736	Anthem Inc.	1,297,901
8,153	CVS Health Corporation	641,804
2,951	Humana Inc.	998,973
7,107	Laboratory Corporation of America Holdings, (3)	1,234,344
4,908	McKesson Corporation	651,046
3,466	Tenet Healthcare Corporation, (3)	98,642
14,063	UnitedHealth Group Inc.	3,741,321
	Total Health Care Providers & Services	10,635,332

	Hotels, Restaurants & Leisure – 1.9%

4,077	Darden Restaurants Inc.	453,322
2,117	Domino’s Pizza Inc.	624,092
15,287	McDonald’s Corporation	2,557,362
28,136	Starbucks Corporation	1,599,250
	Total Hotels, Restaurants & Leisure	5,234,026

	Household Durables – 0.4%

7,542	KB Home	180,329
13,110	Newell Brands Inc.	266,133
1,223	Tempur Sealy International, Inc., (3)	64,697
4,221	Whirlpool Corporation	501,244
	Total Household Durables	1,012,403

	Household Products – 1.7%

17,564	Colgate-Palmolive Company	1,175,910
9,924	Kimberly-Clark Corporation	1,127,763
28,536	Procter & Gamble Company	2,375,051
	Total Household Products	4,678,724

	Industrial Conglomerates – 2.0%

10,602	3M Co.	2,233,947
94,043	General Electric Company, (2)	1,061,745

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	Industrial Conglomerates (continued)

14,246	Honeywell International Inc.	$2,370,534
	Total Industrial Conglomerates	5,666,226

	Insurance – 2.3%

15,779	Arthur J Gallagher & Company	1,174,589
8,719	Fidelity National Financial Inc.	343,093
17,710	Marsh & McLennan Cos Inc.	1,464,971
15,287	MetLife Inc.	714,209
10,384	Prudential Financial Inc.	1,052,107
1,733	Reinsurance Group of America Inc.	250,522
11,211	Travelers Companies, Inc.	1,454,179
	Total Insurance	6,453,670

	Internet Software & Services – 5.6%

6,330	Akamai Technologies Inc., (3)	463,040
2,980	Alphabet Inc., Class A, (3)	3,597,098
3,760	Alphabet Inc., Class C, (3)	4,487,447
2,760	Cars.com Incorporated, (3)	76,204
23,338	eBay Inc., (3)	770,621
30,573	Facebook Inc., Class A, (2), (3)	5,028,036
10,192	Twitter Inc., (3)	290,064
5,096	VeriSign Inc., (3)	815,972
	Total Internet Software & Services	15,528,482

	Internet & Direct Marketing Retail – 5.1%

5,095	Amazon.com Inc., (3)	10,205,285
805	Booking Holdings Inc., (3)	1,597,120
6,420	Netflix Inc., (3)	2,401,915
	Total Internet & Direct Marketing Retail	14,204,320

	IT Services – 5.1%

2,674	Black Knight Inc., (3)	138,914
2,625	DXC Technology Company	245,490
13,212	Fidelity National Information Services Inc.	1,441,033
8,764	International Business Machines Corporation, (2)	1,325,204
2,039	Jack Henry & Associates Inc.	326,403
19,567	Mastercard Inc.	4,355,810
16,935	PayPal Holdings Inc., (3)	1,487,570
1,312	Perspecta Inc.	33,745
32,918	Visa Inc., Class A	4,940,663
	Total IT Services	14,294,832

	Life Sciences Tools & Services – 0.9%

2,021	Bio-Techne Corporation	412,506
8,842	Thermo Fisher Scientific Inc.	2,158,155
	Total Life Sciences Tools & Services	2,570,661

	Machinery – 2.3%

12,628	Caterpillar Inc.	1,925,644
4,127	Cummins Inc.	602,831
7,283	Deere & Company	1,094,853
10,032	Illinois Tool Works, Inc., (2)	1,415,716
9,734	Pentair PLC	421,969
3,364	Snap-on Inc.	617,630
3,058	Stanley Black & Decker Inc.	447,814
	Total Machinery	6,526,457

	Media – 2.1%

12,784	CBS Corporation, Class B	734,441
77,342	Comcast Corporation, Class A, (2)	2,738,680
8,283	TEGNA Inc.	99,065

Shares	Description (1)	Value

	Media (continued)

20,383	Walt Disney Co	$2,383,588
	Total Media	5,955,774

	Metals & Mining – 0.3%

37,677	Freeport-McMoRan Inc.	524,464
1,020	Royal Gold Inc.	78,601
3,401	Southern Copper Corporation	146,719
	Total Metals & Mining	749,784

	Multiline Retail – 0.5%

14,480	Target Corporation	1,277,281

	Multi-Utilities – 0.4%

13,938	Consolidated Edison Inc.	1,061,936

	Oil, Gas & Consumable Fuels – 6.3%

10,451	Anadarko Petroleum Corporation	704,502
24,969	Chevron Corporation, (2)	3,053,209
22,168	ConocoPhillips	1,715,803
11,182	EOG Resources Inc.	1,426,488
45,861	Exxon Mobil Corporation, (2)	3,899,102
5,607	Gulfport Energy Corporation, (3)	58,369
8,153	Hess Corporation	583,592
31,593	Marathon Oil Corporation	735,485
11,720	Marathon Petroleum Corporation	937,248
16,323	Occidental Petroleum Corporation	1,341,261
7,238	ONEOK Inc.	490,664
9,481	Phillips 66	1,068,698
8,969	QEP Resources Inc.	101,529
3,160	SM Energy Co	99,635
9,277	Southwestern Energy Company, (3)	47,405
9,740	Valero Energy Corporation	1,107,925
6,931	WPX Energy Inc., (3)	139,452
	Total Oil, Gas & Consumable Fuels	17,510,367

	Pharmaceuticals – 4.7%

3,400	Allergan PLC, (2)	647,632
9,079	Bristol-Myers Squibb Co	563,624
15,185	Eli Lilly & Co	1,629,502
2,038	Jazz Pharmaceuticals, Inc., (3)	342,649
30,574	Johnson & Johnson	4,224,410
30,700	Merck & Co Inc.	2,177,858
80,307	Pfizer Inc., (2)	3,539,129
	Total Pharmaceuticals	13,124,804

	Real Estate Management & Development – 0.1%

1,937	Jones Lang Lasalle Inc.	279,548

	Road & Rail – 1.0%

1,937	Avis Budget Group Inc., (3)	62,255
16,454	Union Pacific Corporation, (2)	2,679,205
	Total Road & Rail	2,741,460

	Semiconductors & Semiconductor Equipment – 4.3%

12,933	Analog Devices Inc.	1,195,785
63,186	Intel Corporation, (2)	2,988,066
12,453	Microchip Technology Inc.	982,666
9,391	NVIDIA Corporation	2,639,059
23,232	QUALCOMM Inc.	1,673,401
22,201	Texas Instruments Inc.	2,381,945
	Total Semiconductors & Semiconductor Equipment	11,860,922

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)			Value

	Software – 5.5%

7,134	Autodesk Inc., (3)			$1,113,689
5,762	CDK Global Inc.			360,471
6,964	Electronic Arts Inc., (3)			839,092
91,721	Microsoft Corporation, (2)			10,490,131
35,975	Oracle Corporation, (2)			1,854,871
2,547	ServiceNow Inc., (3)			498,270
	Total Software			15,156,524

	Specialty Retail – 3.4%

6,938	Best Buy Co Inc.			550,600
6,013	Dick’s Sporting Goods Inc.			213,341
20,382	Home Depot, Inc., (2)			4,222,131
20,383	Lowe’s Cos Inc.			2,340,376
5,020	Tiffany & Co			647,429
11,178	TJX Cos Inc.			1,252,160
2,956	Urban Outfitters Inc., (3)			120,900
	Total Specialty Retail			9,346,937

	Technology Hardware, Storage & Peripherals – 4.5%

55,032	Apple Inc.			12,422,924

	Textiles, Apparel & Luxury Goods – 0.8%

11,720	NIKE Inc.			992,918
16,106	Under Armour Inc., Class C, (3)			313,423
10,754	VF Corporation, (2)			1,004,961
	Total Textiles, Apparel & Luxury Goods			2,311,302

	Tobacco – 0.9%

20,383	Altria Group Inc.			1,229,299
13,952	Philip Morris International Inc.			1,137,646
	Total Tobacco			2,366,945

	Trading Companies & Distributors – 0.5%

3,682	WW Grainger Inc.			1,315,984
	Total Common Stocks (cost $134,947,886)			278,217,256

Shares	Description (1), (4)			Value

	EXCHANGE-TRADED FUNDS – 1.8%

33,000	Vanguard Total Stock Market ETF			$4,938,450
	Total Exchange-Traded Funds (cost $4,896,671)			4,938,450
	Total Long-Term Investments (cost $139,844,557)			283,155,706

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.0%

	REPURCHASE AGREEMENTS – 0.0%

$148	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $147,773, collateralized by $140,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $151,299	1.050%	10/01/18	$147,760
	Total Short-Term Investments (cost $147,760)			147,760
	Total Investments (cost $139,992,317) – 101.8%			283,303,466
	Other Assets Less Liabilities – (1.8)% (5)			(5,056,698)
	Net Assets – 100%			$278,246,768

Investments in Derivatives

Options Purchased

Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
iShares U.S. Real Estate ETF	Call	300	$2,430,000	$81	10/19/18	$14,850
Total Options Purchased (premiums paid $8,710)		300	$2,430,000			$14,850

Options Written

Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(100)	$(29,600,000)	$2,960	10/19/18	$(50,500)
S&P 500® Index	Call	(435)	(127,672,500)	2,935	10/19/18	(554,625)
Total Options Written (premiums received $1,240,911)		(535)	$(157,272,500)			$(605,125)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$278,217,256	$—	$—	$278,217,256
Exchange-Traded Funds	4,938,450	—	—	4,938,450

Short-Term Investments:
Repurchase Agreements	—	147,760	—	147,760

Investments in Derivatives:
Options Purchased	14,850	—	—	14,850
Options Written	(605,125)	—	—	(605,125)
Total	$282,565,431	$147,760	$—	$282,713,191

Income Tax Information

The following information is presented on an Income tax basis. Differences between amounts for financial statement and federal Income tax purposes primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact net asset value of the Fund.

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal Income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for Income statement reporting but realized in Income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$139,992,381
Gross unrealized:
Appreciation	$149,932,970
Depreciation	(6,621,885)
Net unrealized appreciation (depreciation) of investments	$143,311,085

Tax cost of options purchased	$8,710
Net unrealized appreciation (depreciation) of options purchased	6,140

Tax cost of options written	$(605,125)
Net unrealized appreciation (depreciation) of options written	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission or on its website http://www.sec.gov.

(5)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	Exchange-traded, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018